Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Remuneration of Directors and Key Management
	Years ended December 31,
	2023	2022	2021
Salaries and benefits	$1,647,186	$1,291,058	$673,464

Schedule of Remuneration Paid to Related Parties	Remuneration paid to related parties other than key personnel during the year ended December 31, 2023, 2022, and 2021 was as follows:
	Years ended December 31,
	2023	2022	2021
Salaries and benefits	$29,468	$-	$943